Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001437249
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Dana Large Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY DANA LARGE CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dana Large Cap Equity Fund (the "Fund") is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund's performance. During the Fund's most recent fiscal year, the portfolio turnover rate was 50%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Only the one-year numbers shown below reflect the Adviser's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective through investment in publicly-traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral, relative-value approach that has been used by the Adviser for its private clients since 1999. The investment process seeks to minimize volatility (and thus, control risk) by utilizing several strategies including, but not limited to, rebalancing the portfolio quarterly to be within 1% of its target benchmark sector weights, equally weighting position sizes within each sector, and maintaining positions at less than 4% of the portfolio. The Fund's benchmark is the Standard & Poor's 500® Index ("S&P 500"). "Sector-neutral, relative-value" refers to the Adviser striving to keep sector diversification within the Fund's portfolio similar to that in its target benchmark. To do this, the Adviser will generally emphasize valuation metrics within each sector when analyzing securities. Valuation metrics may include evaluating the pricing of a security based off its price to earnings ratio, price to cash flow ratio, price to book value ratio and earnings to growth ratio.

The Adviser employs a risk-controlled relative-value equity strategy. The starting universe used to select equity securities is the largest 700 companies listed on major U.S. exchanges, based on market capitalization. Under normal circumstances, at least 80% of the Fund's net assets will be invested in large cap equity securities, which the Adviser defines as companies having a market capitalization of over $10 billion at the time of purchase. While the Fund selects stocks from the 700 largest companies, the Fund may also invest a portion of its assets in equity securities of companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $10 billion, respectively). The Fund portfolio is designed to resemble the broad large-cap market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market. The investment process is a hybrid of quantitative and fundamental techniques. Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns. The portfolio managers may also sell a security when they determine that the company's fundamentals are no longer compatible with the Fund's objectives or when other securities offer a more attractive investment opportunity. Top-down risk controls would include sector neutrality to the Fund's benchmark with relatively equal weighted positions limited to a maximum 4% weighting. Such controls have historically reduced volatility by ensuring the portfolio is well diversified and not over concentrated to any particular sector or security.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"). The Fund may invest in ETFs to gain market exposure when there are significant cash flows.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund's investment risks before deciding whether to invest in the Fund.

Investment Style Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio.

Industry Risk. The Fund's portfolio may be over-weighted in certain industries and under-weighted in other industries; therefore, any positive or negative developments affecting those industries will have a greater impact on the Fund.

Sector Risk. The Fund's portfolio may be over-weighted in certain sectors such as information technology, health care, or financials; therefore, any negative development affecting those sectors will have a greater impact on the Fund.

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses.

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund's investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year as represented by the performance of Investor Class shares. The table below shows how the Fund's average annual total returns for the one-year, five-year, and since inception periods compare to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future. The performance of the Fund's Institutional Class Shares would differ from the Investor Class returns shown in the bar chart because the expenses of the Classes differ. The Fund was reorganized on October 28, 2013 from a series of The Epiphany Funds, a trust established under the laws of Ohio, (the "Large Cap Predecessor Fund"), to a series of Valued Advisers Trust, a Delaware statutory trust (the "Large Cap Reorganization"). The performance information below is intended to serve as an illustration of the variability of the Fund's returns since inception. The Fund is a continuation of the Large Cap Predecessor Fund and has the same investment objective and strategies of the Large Cap Predecessor Fund. While the Fund is substantially similar to the Large Cap Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund's performance during the same time period may have been different than the performance of the Large Cap Predecessor Fund due to, among other things, differences in fees and expenses. Prior to October 13, 2017 Investor Class shares were known as Class N shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Investor Class shares. The table below shows how the Fund’s average annual total returns for the one-year, five-year, and since inception periods compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 280-9648
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.danafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 1st Quarter, 2012, 13.29% Worst Quarter: 3rd Quarter, 2011, -17.13%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Investor Class shares only. After-tax returns for Institutional Class will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for the Investor Class shares only. After-tax returns for Institutional Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (855) 280-9648. Performance data current to the most recent quarter end may be obtained on the Fund's website at www.danafunds.com.

Dana Large Cap Equity Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DLCEX
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Fee for Redemptions Paid by Wire	rr_RedemptionFee	$ (15)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver/Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement	rr_NetExpensesOverAssets	0.98%	[1]
One Year	rr_ExpenseExampleYear01	$ 100
Three Years	rr_ExpenseExampleYear03	338
Five Years	rr_ExpenseExampleYear05	595
Ten Years	rr_ExpenseExampleYear10	$ 1,329
Annual Return 2011	rr_AnnualReturn2011	0.23%
Annual Return 2012	rr_AnnualReturn2012	14.45%
Annual Return 2013	rr_AnnualReturn2013	31.71%
Annual Return 2014	rr_AnnualReturn2014	14.31%
Annual Return 2015	rr_AnnualReturn2015	(1.33%)
Annual Return 2016	rr_AnnualReturn2016	6.04%
Annual Return 2017	rr_AnnualReturn2017	27.10%
Annual Return 2018	rr_AnnualReturn2018	(9.72%)
Annual Return 2019	rr_AnnualReturn2019	34.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.13%)
1 Year	rr_AverageAnnualReturnYear01	34.20%	[2]
5 Years	rr_AverageAnnualReturnYear05	10.01%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	13.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010	[2]
Dana Large Cap Equity Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DLCIX
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Fee for Redemptions Paid by Wire	rr_RedemptionFee	$ (15)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver/Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement	rr_NetExpensesOverAssets	0.73%	[1]
One Year	rr_ExpenseExampleYear01	$ 75
Three Years	rr_ExpenseExampleYear03	259
Five Years	rr_ExpenseExampleYear05	460
Ten Years	rr_ExpenseExampleYear10	$ 1,038
1 Year	rr_AverageAnnualReturnYear01	34.47%	[3]
5 Years	rr_AverageAnnualReturnYear05	10.29%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.67%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2013	[3]
Dana Large Cap Equity Fund | After Taxes on Distributions | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.81%
5 Years	rr_AverageAnnualReturnYear05	8.48%
Since Inception	rr_AverageAnnualReturnSinceInception	12.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Dana Large Cap Equity Fund | After Taxes on Distributions and Sales | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.64%
5 Years	rr_AverageAnnualReturnYear05	7.74%
Since Inception	rr_AverageAnnualReturnSinceInception	11.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Dana Large Cap Equity Fund | S&P 500
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	13.76%	[4]
Dana Small Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY DANA SMALL CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dana Small Cap Equity Fund (the "Fund") is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 50%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Only the one-year numbers shown below reflect the Adviser's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective through investment in publicly-traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral, relative-value approach that has been used by the Adviser with its private clients since 1999. The investment process seeks to minimize volatility (and thus, control risk) by utilizing several strategies including, but not limited to, rebalancing the portfolio quarterly to be within 1% of its target benchmark sector weights, equally weighting position sizes within each sector, and maintaining positions at less than 4% of the portfolio. The Fund's benchmark is the Russell 2000® Index. "Sector-neutral, relative-value" refers to the Adviser striving to keep sector diversification within the Fund's portfolio similar to that in its target benchmark. To do this, the Adviser will generally emphasize valuation metrics within each sector when analyzing securities. Valuation metrics may include evaluating the pricing of a security based off its price to earnings ratio, price to cash flow ratio, price to book value ratio and earnings to growth ratio.

The Adviser employs a risk-controlled relative-value equity strategy. Under normal circumstances, the Fund will invest at least 80% of its net assets in a diversified portfolio of equity securities of small capitalization companies, with an emphasis on equity securities of U.S. issuers. The Fund considers small capitalization companies to be companies within the range of those companies included in the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index as of December 31, 2019 was $12.7 million to $8.3 billion. Because small capitalization companies are defined by reference to an index, the range of market capitalization companies in which the Fund invests may vary with market conditions. The Fund may also invest a portion of its assets in equity securities of companies of any size, including what are commonly referred to as mid-cap and large-cap companies (generally those companies with market capitalizations exceeding $5 billion). The Fund may invest up to 20% of its net assets in securities other than small capitalization companies.

The Fund portfolio is designed to resemble the small cap market, add value above market returns through superior stock selection, yet exhibit lower volatility than the small cap market. Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns. The portfolio managers may also sell a security when they determine that the company's fundamentals are no longer compatible with the Fund's objectives or when other securities offer a more attractive investment opportunity. Top-down risk controls would include sector neutrality to the Fund's benchmark with relatively equal weighted positions limited to a maximum 4% weighting. Such controls have historically reduced volatility by ensuring the portfolio is well diversified and not over concentrated to any particular sector or security.

In addition to common stocks, from time to time the Fund may purchase other equities such as shares of other investment companies and exchange-traded funds ("ETFs"). The Fund may invest in ETFs to gain market exposure when there are significant cash flows. The Fund may also invest in real estate investment trusts ("REITs"), preferred stocks, and publicly traded partnerships.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund's investment risks before deciding whether to invest in the Fund.

Investment Style Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

Small-Cap Risk. Stocks of small-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. Smaller companies may experience higher failure rates than do larger companies. Smaller companies may also have limited markets and product lines.

Mid-Cap Risk. Stocks of mid-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio.

Industry Risk. The Fund's portfolio may be over-weighted in certain industries and under-weighted in other industries; therefore, any positive or negative developments affecting those industries will have a greater impact on the Fund.

Sector Risk. The Fund's portfolio may be over-weighted in certain sectors such as financials, health care, industrials, or information technology; therefore, any negative development affecting those sectors will have a greater impact on the Fund.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses.

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund's investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year as represented by the performance of Institutional Class shares. The table below shows how the Fund's average annual total returns for the one-year and since inception periods compare to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future. The performance of the Fund's Investor Class Shares would differ from the Institutional Class returns shown in the bar chart because the expenses of the Classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Institutional Class shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 280-9648
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.danafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 1st Quarter, 2019, 14.41% Worst Quarter: 4th Quarter, 2018, -22.79%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class shares only. After-tax returns for Investor Class will vary
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for the Institutional Class shares only. After-tax returns for Investor Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (855) 280-9648. Performance data current to the most recent quarter end may be obtained on the Fund's website at www.danafunds.com.

Dana Small Cap Equity Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSCEX
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Fee for Redemptions Paid by Wire	rr_RedemptionFee	$ (15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver/Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)
Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement	rr_NetExpensesOverAssets	1.20%	[5]
One Year	rr_ExpenseExampleYear01	$ 122
Three Years	rr_ExpenseExampleYear03	577
Five Years	rr_ExpenseExampleYear05	1,059
Ten Years	rr_ExpenseExampleYear10	$ 2,389
1 Year	rr_AverageAnnualReturnYear01	21.23%
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2015
Dana Small Cap Equity Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSCIX
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Fee for Redemptions Paid by Wire	rr_RedemptionFee	$ (15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver/Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)
Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement	rr_NetExpensesOverAssets	0.95%	[5]
One Year	rr_ExpenseExampleYear01	$ 97
Three Years	rr_ExpenseExampleYear03	500
Five Years	rr_ExpenseExampleYear05	930
Ten Years	rr_ExpenseExampleYear10	$ 2,125
Annual Return 2016	rr_AnnualReturn2016	10.76%
Annual Return 2017	rr_AnnualReturn2017	11.59%
Annual Return 2018	rr_AnnualReturn2018	(16.98%)
Annual Return 2019	rr_AnnualReturn2019	21.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.79%)
1 Year	rr_AverageAnnualReturnYear01	21.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2015
Dana Small Cap Equity Fund | After Taxes on Distributions | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2015
Dana Small Cap Equity Fund | After Taxes on Distributions and Sales | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2015
Dana Small Cap Equity Fund | Russell 2000
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.53%
Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2015
Dana Epiphany ESG Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY DANA EPIPHANY ESG EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dana Epiphany ESG Equity Fund (the "Fund") is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund's performance. As the result of a reorganization, which occurred on December 19, 2018, the Fund adopted the historical performance of the Epiphany FFV Fund (the "ESG Predecessor Fund"), a series of Epiphany Funds. During the most recent fiscal year ended October 31, 2019, the Fund's portfolio turnover rate was 60%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Only the one-year numbers shown below reflect the Adviser's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective through investment in publicly traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral relative-value approach that has been used by the Adviser since 1999.

The Fund employs a risk-controlled relative-value equity strategy. The Fund is designed to resemble the broad market, add value above market returns through superior stock selection and yet exhibit lower volatility than the market. The investment process combines quantitative and fundamental techniques. Individual securities in the Fund are chosen after fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment process seeks to minimize volatility (and thus control risk) by utilizing several strategies including, but not limited to, rebalancing the portfolio quarterly to be within 1% of its target benchmark sector weights, equally weighting position sizes within each sector, and maintaining positions at less than 4% of the portfolio. The Fund's benchmark is the Standard & Poor's 500® Index ("S&P 500"). "Sector-neutral, relative-value" refers to the Adviser striving to keep sector diversification within the Fund's portfolio similar to that in its target benchmark. To do this, the Adviser will generally emphasize valuation metrics within each sector when analyzing securities. Valuation metrics may include evaluating the pricing of a security based off its price to earnings ratio, price to cash flow ratio, price to book value ratio, and earnings to growth ratio.

Under normal circumstances, the Fund will invest at least 80% of its net assets in a diversified portfolio of equity securities. Normally, the Adviser selects from a group of equity securities with market capitalizations above $10 billion, although the Fund may also invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies. The Adviser's environmental, social, and governance ("ESG") screening process is then applied to the eligible securities. Under normal circumstances, at least 80% of the Fund's net assets will be subject to the ESG screening process. Application of the screening process is based on information known by the Adviser and information provided by third parties that compile and publish such data. The screening criteria is based on the belief in responsible investing consistent with Christian moral and social justice principals as outlined by the U.S. Conference of Catholic Bishops Socially Responsible Investment Guidelines and other Christian teachings. The criteria are reviewed from time to time by the Adviser.

Companies will generally be excluded that are known to:

●	Directly participate in abortion;

●	Manufacture contraceptives;

●	Produce pornographic media content;

●	Engage in scientific research on human fetuses or embryos;

●	Have recent material fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

●	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

Eligible companies are further evaluated and an assessment is made concerning their record on human rights, environment and corporate governance, both positive and negative. The screening process is designed to measure a company's impact on people, communities and the market and is an integral part of the investment process.

Once it has been determined that a company is eligible for investment, the portfolio managers apply economic criteria to select equity securities for the Fund's portfolio to correlate to the stock sectors of the S&P 500. Economic criteria used includes the company's valuation, growth potential, dividend policy, and other economic factors. The portfolio holdings of eligible companies within each sector are weighted as equally as feasible at the time of purchase, with the portfolio managers purchasing new positions approximately equal in weight to the other companies held within the applicable sector. The Adviser will rebalance the portfolio holdings from time to time as it deems appropriate. From time to time investments may no longer be considered eligible given changes in their economic outlook or their compliance with the Adviser's screening process. In such a case, the Fund may sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity. Whether to hold or sell a security in the Fund that no longer passes the screening process is at the discretion of the Adviser, who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security. The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests. Otherwise, the Fund intends to remain fully invested. In addition to common stocks, the Fund may from time to time purchase other equities such as real estate investment trusts ("REITs"), shares of other investment companies and exchange-traded funds ("ETFs"), mainly as an alternative to holding cash prior to investment. To the extent that investments in other investment companies and ETFs are included in order to satisfy the requirement to invest at least 80% of the Fund's net assets according to the ESG guidelines outlined above, the Fund will take reasonable steps to verify that the holdings of these underlying funds meet the ESG screening criteria.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund's investment risks before deciding whether to invest in the Fund.

Investment Style Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

Excluded Securities Risk. The universe of acceptable investments for the Fund may be limited as compared to other funds due to the Fund's ESG investment screening. Because the Fund does not invest in companies that do not meet its ESG criteria, and the Fund may sell portfolio companies that subsequently violate its screens, the Fund may be riskier than other mutual funds that invest in a broader array of securities. Although the Adviser believes that the Fund can achieve its investment objective within the parameters of ESG investing, eliminating certain securities as investments may have an adverse effect on the Fund's performance.

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio.

Industry Risk. The Fund's portfolio may be over-weighted in certain industries such as industrial services or health care technology, and under-weighted in other industries such as pharmaceuticals or defense; therefore, any positive or negative developments affecting those industries will have a greater impact on the Fund.

Sector Risk. The Fund's portfolio may be over-weighted in certain sectors such as information technology, health care, or financials; therefore, any negative development affecting those sectors will have a greater impact on the Fund.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses.

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund's investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The returns presented below for the Fund reflect the performance of the ESG Predecessor Fund for periods prior to December 19, 2018. The Fund has adopted the performance of the ESG Predecessor Fund as the result of a reorganization consummated after the close of business on December 19, 2018, in which the Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the ESG Predecessor Fund (the "ESG Reorganization"). The performance of the Investor Class and Institutional Class shares of the Fund are based on the performance of the Class A and Class I shares, respectively, of the ESG Predecessor Fund. Prior to the ESG Reorganization, the Fund was a "shell" fund with no assets and had not commenced operations.

The ESG Predecessor Fund was managed by a different investment adviser and different portfolio managers than the Fund. The performance information below is intended to serve as an illustration of the variability of the Fund's returns since the Fund is a continuation of the ESG Predecessor Fund and has the same investment objective and substantially similar strategies as the ESG Predecessor Fund. While the Fund is substantially similar to the ESG Predecessor Fund and theoretically would have invested in a similar portfolio of securities, the Fund's performance during the same time period may have been different than the performance of the ESG Predecessor Fund due to, among other things, differences in strategies, fees and expenses.

The bar chart below shows how the Fund's investment results have varied from year to year as represented by the performance of its Investor Class shares. Results prior to December 19, 2018 are for the Class A shares of the ESG Predecessor Fund. Sales charges applicable to the Class A shares of the ESG Predecessor Fund are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The table below shows how the Fund's average annual total returns for the one-year, five-year, and ten-year periods compare to those of a broad-based securities market index. Results prior to December 19, 2018 are for the ESG Predecessor Fund. Past performance (before and after taxes) of the Fund and the ESG Predecessor Fund is not necessarily an indication of how the Fund will perform in the future. Prior to May 31, 2017, the ESG Predecessor Fund's Class I shares were called Class C shares, and the fee structure was different. Those shares sold before May 31, 2017 were subject to a contingent deferred sales load, which is not reflected in the returns set forth in the table below. If the contingent deferred sales load was included, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of its Investor Class shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 280-9648
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.danafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund and the ESG Predecessor Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 1st Quarter, 2019, 12.56% Worst Quarter: 3rd Quarter, 2011, -16.13%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Investor Class shares only. After-tax returns for Institutional Class will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for the Investor Class shares only. After-tax returns for Institutional Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (855) 280-9648. Performance data current to the most recent quarter end may be obtained on the Fund’s website at www.danafunds.com.

Dana Epiphany ESG Equity Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ESGAX
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Fee for Redemptions Paid by Wire	rr_RedemptionFee	$ (15)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Fee Waiver/Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.28%)
Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement	rr_NetExpensesOverAssets	1.10%	[6]
One Year	rr_ExpenseExampleYear01	$ 112
Three Years	rr_ExpenseExampleYear03	620
Five Years	rr_ExpenseExampleYear05	1,154
Ten Years	rr_ExpenseExampleYear10	$ 2,618
Annual Return 2010	rr_AnnualReturn2010	13.32%
Annual Return 2011	rr_AnnualReturn2011	(0.52%)
Annual Return 2012	rr_AnnualReturn2012	14.22%
Annual Return 2013	rr_AnnualReturn2013	30.32%
Annual Return 2014	rr_AnnualReturn2014	13.75%
Annual Return 2015	rr_AnnualReturn2015	(7.38%)
Annual Return 2016	rr_AnnualReturn2016	8.77%
Annual Return 2017	rr_AnnualReturn2017	22.64%
Annual Return 2018	rr_AnnualReturn2018	(7.18%)
Annual Return 2019	rr_AnnualReturn2019	28.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.13%)
1 Year	rr_AverageAnnualReturnYear01	28.96%	[7]
5 Years	rr_AverageAnnualReturnYear05	8.14%	[7]
10 Years	rr_AverageAnnualReturnYear10	10.93%	[7]
Dana Epiphany ESG Equity Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ESGIX
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Fee for Redemptions Paid by Wire	rr_RedemptionFee	$ (15)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver/Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.28%)
Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement	rr_NetExpensesOverAssets	0.85%	[6]
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	543
Five Years	rr_ExpenseExampleYear05	1,026
Ten Years	rr_ExpenseExampleYear10	$ 2,361
1 Year	rr_AverageAnnualReturnYear01	29.17%	[8]
5 Years	rr_AverageAnnualReturnYear05	7.77%	[8]
10 Years	rr_AverageAnnualReturnYear10	10.30%	[8]
Dana Epiphany ESG Equity Fund | After Taxes on Distributions | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.32%
5 Years	rr_AverageAnnualReturnYear05	5.15%
10 Years	rr_AverageAnnualReturnYear10	8.67%
Dana Epiphany ESG Equity Fund | After Taxes on Distributions and Sales | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.44%
5 Years	rr_AverageAnnualReturnYear05	5.71%
10 Years	rr_AverageAnnualReturnYear10	8.37%
Dana Epiphany ESG Equity Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%

[1]	Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement reflect that Dana Investment Advisors, Inc.(the “Adviser”) has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2021, so that Total Annual Fund Operating Expenses do not exceed 0.73% of the Fund’s average daily net assets. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Fund Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement and the expense limitation in place at the time of the repayment. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.
[2]	The Investor Class Shares commenced operations on March 1, 2010.
[3]	Institutional Class Shares commenced operations on October 29, 2013.
[4]	Based on inception date of Investor Class shares.
[5]	Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement reflect that Dana Investment Advisors, Inc. (the “Adviser”) has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2021, so that Total Annual Fund Operating Expenses do not exceed 0.95% of the Fund’s average daily net assets. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Fund Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement and the expense limitation in place at the time of the repayment. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.
[6]	Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement reflect that Dana Investment Advisors, Inc. (the “Adviser”) has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2021, so that Total Annual Fund Operating Expenses do not exceed 0.85% of the Fund’s average daily net assets. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Fund Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement and the expense limitation in place at the time of the repayment. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.
[7]	Returns shown for periods prior to December 19, 2018 are for Class A shares of the ESG Predecessor Fund, and include a sales load.
[8]	Returns shown for periods prior to December 19, 2018 are for Class I shares of the ESG Predecessor Fund.